[ROPES & GRAY LLP LETTERHEAD]

July 9, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re: HighMark Funds (the "Trust") (File Nos. 33-12608 and 811-5059)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 497(j) thereunder, we hereby represent that the forms of the prospectuses and statement of additional information related to HighMark Fundamental Equity Fund and HighMark Treasury Plus Money Market Fund, dated July 9, 2008, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 55 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 57 to the Trust's Registration Statement under the Investment Company Act of 1940 ("Post Effective Amendment No. 55/57"), as filed electronically with the Commission on July 9, 2008. Post-Effective Amendment No. 55/57 became effective on July 9, 2008.

If you have any questions or need any clarification concerning the foregoing or this transmission please contact the undersigned (415-315-6385) or, in my absence, Hsin Chau of this office (415-315-6342).

Sincerely,

/s/ Jessica E. Riley
Jessica E. Riley